Fair Value Measurement - Summary of Changes in Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period		$ 8,301	$ 0
Assumption in Business Combination			8,372
Change in fair value upon remeasurement	[1]	(7,890)	(71)
Repurchase (Note 9)		(85)
Balance, end of period		326	8,301
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period		3,527	0
Assumption in Business Combination			3,557
Change in fair value upon remeasurement	[1]	(3,354)	(30)
Repurchase (Note 9)		(22)
Balance, end of period		151	3,527
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period		166	0
Assumption in Business Combination			168
Change in fair value upon remeasurement	[1]	(157)	(2)
Repurchase (Note 9)		(9)
Balance, end of period		0	166
P I P E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period		4,608	0
Assumption in Business Combination			4,647
Change in fair value upon remeasurement	[1]	(4,379)	(39)
Repurchase (Note 9)		(54)
Balance, end of period		$ 175	$ 4,608

[1]	The change in fair value of the warrant liabilities was recognized in other income (expense), net within the consolidated statements of operations and comprehensive loss.